UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Global High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.0%
Consumer Discretionary 22.4%
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	179,600
AmeriGas Finance LLC:
6.75%, 5/20/2020		900,000	983,250
7.0%, 5/20/2022		695,000	755,812
APX Group, Inc.:
6.375%, 12/1/2019		390,000	391,950
144A, 8.75%, 12/1/2020		55,000	55,825
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		1,530,000	1,308,456
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		930,000	1,048,575
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		590,000	631,300
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	1,350,000	1,820,744
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		370,000	357,050
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		390,000	399,750
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	765,000
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		280,000	303,100
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	400,000	557,315
Cablevision Systems Corp., 8.0%, 4/15/2020 (b)		115,000	129,088
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		1,430,000	1,351,350
9.0%, 2/15/2020 (b)		485,000	469,237
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		410,000	427,938
CCO Holdings LLC:
6.5%, 4/30/2021		1,180,000	1,233,100
6.625%, 1/31/2022		850,000	888,250
7.375%, 6/1/2020		105,000	114,188
8.125%, 4/30/2020 (b)		270,000	293,625
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		720,000	676,800
144A, 6.375%, 9/15/2020		2,260,000	2,310,850
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,402,647
Clear Channel Communications, Inc., 11.25%, 3/1/2021		505,000	547,925
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	260,738
Series B, 6.5%, 11/15/2022		690,000	708,975
Series A, 7.625%, 3/15/2020		210,000	220,500
Series B, 7.625%, 3/15/2020		2,165,000	2,284,075
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,827,700
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	594,562
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		705,000	756,112
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	1,825,000	2,621,366
DBP Holding Corp., 144A, 7.75%, 10/15/2020		445,000	430,538
DISH DBS Corp.:
4.25%, 4/1/2018		535,000	545,700
5.0%, 3/15/2023		700,000	656,250
6.75%, 6/1/2021		90,000	96,075
7.875%, 9/1/2019		565,000	644,806
GLP Capital LP, 144A, 4.375%, 11/1/2018		185,000	189,625
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		775,000	604,500
Harron Communications LP, 144A, 9.125%, 4/1/2020		500,000	560,000
Hertz Holdings Netherlands BV, 144A, 4.375%, 1/15/2019	EUR	2,460,000	3,306,189
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	302,100
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		920,000	956,800
Lamar Media Corp., 144A, 5.375%, 1/15/2024		320,000	324,000
Libbey Glass, Inc., 6.875%, 5/15/2020		221,000	238,404
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		685,000	743,225
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		430,000	453,650
Mediacom Broadband LLC, 6.375%, 4/1/2023		790,000	807,775
Mediacom LLC, 7.25%, 2/15/2022		205,000	218,325
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,165,000	1,240,725
6.75%, 10/1/2020		325,000	350,188
8.625%, 2/1/2019		1,595,000	1,878,112
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		390,000	400,725
PNK Finance Corp., 144A, 6.375%, 8/1/2021		490,000	502,250
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	364,688
Sabre Holdings Corp., 8.35%, 3/15/2016		555,000	618,825
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		775,000	883,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	231,475
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		585,000	646,425
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	470,887
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020 (b)		420,000	424,725
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		565,000	570,650
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	1,560,000	2,220,384
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		465,000	452,213
Travelport LLC:
144A, 6.364% **, 3/1/2016		303,715	305,234
144A, 13.875%, 3/1/2016 (PIK)		95,589	101,085
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	1,000,000	1,416,134
UCI International, Inc., 8.625%, 2/15/2019		220,000	216,700
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,490,000	1,490,000
144A, 7.5%, 3/15/2019		825,000	900,281
Unitymedia KabelBW GmbH:
144A, 9.5%, 3/15/2021	EUR	3,000,000	4,683,359
144A, 9.625%, 12/1/2019	EUR	1,525,000	2,257,919
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	112,613
144A, 7.875%, 11/1/2020		250,000	275,000
144A, 8.5%, 5/15/2021 (b)		270,000	296,325
Videotron Ltd., 5.0%, 7/15/2022		3,770,000	3,694,600
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		390,000	441,675
Visant Corp., 10.0%, 10/1/2017		845,000	815,425
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		4,575,000	4,575,000

			72,591,837
Consumer Staples 4.7%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	350,979
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		356,000	384,035
Del Monte Corp., 7.625%, 2/15/2019		760,000	789,450
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		1,360,000	1,434,800
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		795,000	814,875
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		1,050,000	1,089,375
144A, 8.25%, 2/1/2020		305,000	330,544
MHP SA, 144A, 8.25%, 4/2/2020 (b)		2,355,000	1,943,346
Michael Foods Group, Inc., 9.75%, 7/15/2018		760,000	817,950
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		790,000	768,275

Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		765,000	782,213
6.875%, 2/15/2021		1,000,000	1,073,750
7.125%, 4/15/2019		885,000	935,887
8.25%, 2/15/2021 (b)		410,000	435,625
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		425,000	448,375
Smithfield Foods, Inc., 6.625%, 8/15/2022		360,000	378,900
U.S. Foods, Inc., 8.5%, 6/30/2019 (b)		740,000	802,900
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,654,695

			15,235,974
Energy 11.2%
Access Midstream Partners LP:
4.875%, 5/15/2023		685,000	671,300
6.125%, 7/15/2022		610,000	649,650
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		420,000	423,150
7.25%, 8/1/2019		348,000	373,230
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		370,000	376,475
6.75%, 11/1/2020		845,000	880,912
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		385,000	409,544
8.625%, 10/15/2020		410,000	441,775
Chaparral Energy, Inc., 7.625%, 11/15/2022		685,000	738,087
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		265,000	278,250
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,144,500
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		315,000	321,300
7.75%, 4/1/2019		580,000	630,025
Crosstex Energy LP, 7.125%, 6/1/2022		153,000	175,568
Denbury Resources, Inc., 4.625%, 7/15/2023		390,000	359,775
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		750,000	800,625
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		585,000	602,550
EP Energy LLC:
6.875%, 5/1/2019		645,000	694,181
7.75%, 9/1/2022		325,000	359,125
9.375%, 5/1/2020		300,000	345,000
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		947,581	980,557
EV Energy Partners LP, 8.0%, 4/15/2019		825,000	840,469
Halcon Resources Corp.:
8.875%, 5/15/2021		490,000	488,775
9.75%, 7/15/2020		575,000	596,562
144A, 9.75%, 7/15/2020		430,000	445,588
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	213,200
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		785,000	781,075
Linn Energy LLC:
6.5%, 5/15/2019		245,000	251,738
144A, 7.0%, 11/1/2019		1,130,000	1,146,950
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		815,000	812,962
144A, 6.5%, 3/15/2021		425,000	442,000
144A, 7.0%, 3/31/2024		1,025,000	1,042,937
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		935,000	972,400
10.75%, 10/1/2020		1,125,000	1,217,812
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		585,000	583,538
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,125,000	1,186,875
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	324,825
144A, 6.875%, 3/15/2022		835,000	885,100
6.875%, 1/15/2023		230,000	246,100
7.25%, 2/1/2019		1,275,000	1,364,250
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		735,000	735,000
7.5%, 11/1/2019		1,425,000	1,531,875
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		475,000	473,813
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017 (b)		1,590,000	1,233,840
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		1,430,000	1,426,425
144A, 5.625%, 4/15/2023		320,000	304,000
Samson Investment Co., 144A, 10.5%, 2/15/2020		300,000	330,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		740,000	767,750
SESI LLC, 6.375%, 5/1/2019		425,000	451,563
Swift Energy Co., 7.875%, 3/1/2022		490,000	499,800
Tesoro Corp., 5.375%, 10/1/2022 (b)		285,000	290,700
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		180,000	186,300
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	1,033,500
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	1,062,500
Whiting Petroleum Corp., 5.0%, 3/15/2019		520,000	534,300

			36,360,101
Financials 3.4%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		885,000	964,650
Ally Financial, Inc., 5.5%, 2/15/2017		725,000	782,094
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		650,000	659,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		1,105,000	1,187,875
6.75%, 6/1/2016		1,035,000	1,125,562
Hellas Telecommunications Finance, 144A, 8.282% **, 7/15/2015 (PIK) *	EUR	513,190	0
International Lease Finance Corp., 6.25%, 5/15/2019		580,000	629,300
MPT Operating Partnership LP:
(REIT), 5.75%, 10/1/2020	EUR	815,000	1,162,394
(REIT), 6.375%, 2/15/2022		215,000	221,987
(REIT), 6.875%, 5/1/2021		525,000	559,125
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	315,750
144A, 5.875%, 3/15/2022		510,000	535,500
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		1,600,000	1,624,000
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		1,300,000	1,228,500

			10,996,487
Health Care 3.6%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		210,000	215,250
7.75%, 2/15/2019		940,000	1,010,500
Biomet, Inc.:
6.5%, 8/1/2020		670,000	714,387
6.5%, 10/1/2020		190,000	197,125
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,140,750
144A, 5.125%, 8/1/2021		110,000	110,688
144A, 6.875%, 2/1/2022 (b)		430,000	440,750
7.125%, 7/15/2020 (b)		1,230,000	1,309,950
Endo Finance Co., 144A, 5.75%, 1/15/2022		425,000	423,938
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		415,000	440,937
HCA, Inc.:
5.875%, 3/15/2022		515,000	542,037
7.5%, 2/15/2022		799,000	901,871
Hologic, Inc., 6.25%, 8/1/2020		370,000	386,188
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	514,100
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		525,000	534,187
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		980,000	1,033,900
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		565,000	633,506
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		315,000	328,388
Tenet Healthcare Corp.:
4.375%, 10/1/2021 (b)		760,000	728,650
4.5%, 4/1/2021		100,000	96,875

			11,703,977
Industrials 11.0%
Accuride Corp., 9.5%, 8/1/2018		625,000	623,437
ADT Corp., 144A, 6.25%, 10/15/2021 (b)		310,000	320,525
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,586,569
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017 (PIK)		390,000	401,700
144A, 7.75%, 11/1/2017 (PIK)		535,000	551,050
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		1,110,000	1,072,537
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		510,000	529,125
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	3,120,000	4,397,300
BakerCorp International, Inc., 8.25%, 6/1/2019		605,000	614,075
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	638,625
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (b)		3,700,000	3,644,500
Casella Waste Systems, Inc., 7.75%, 2/15/2019		1,115,000	1,142,875
Clean Harbors, Inc., 5.125%, 6/1/2021		480,000	480,000
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		535,000	563,087
Darling International, Inc., 144A, 5.375%, 1/15/2022		430,000	433,225
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	284,925
Ducommun, Inc., 9.75%, 7/15/2018		615,000	688,800
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	910,444
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	790,000	1,092,109
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,175,000	1,075,125
Florida East Coast Railway Corp., 8.125%, 2/1/2017		410,000	427,835
FTI Consulting, Inc.:
6.0%, 11/15/2022		390,000	395,850
6.75%, 10/1/2020		10,000	10,825
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	323,269
GenCorp, Inc., 7.125%, 3/15/2021		1,450,000	1,555,125
Huntington Ingalls Industries, Inc., 7.125%, 3/15/2021		105,000	115,763
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,085,000	1,139,250
Meritor, Inc., 6.75%, 6/15/2021 (b)		375,000	391,875
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,570,000	1,581,775
8.125%, 2/15/2019		755,000	770,100
Navios South American Logistics, Inc., 9.25%, 4/15/2019		640,000	685,600
Nortek, Inc., 8.5%, 4/15/2021		800,000	884,000
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		540,000	531,900
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		400,000	431,000
Techem Energy Metering Service GmbH & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	302,783
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	1,169,269
Titan International, Inc., 144A, 6.875%, 10/1/2020		1,230,000	1,297,650
TransDigm, Inc., 7.5%, 7/15/2021 (b)		690,000	746,925
United Rentals North America, Inc.:
6.125%, 6/15/2023		50,000	51,875
7.375%, 5/15/2020		695,000	770,581
7.625%, 4/15/2022		695,000	781,875
Watco Companies LLC, 144A, 6.375%, 4/1/2023		280,000	277,200

			35,692,358
Information Technology 4.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	214,225
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,520,000	1,573,200
Adria Bidco BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,700,359
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	505,612
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		315,000	328,388
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		685,000	707,262
CyrusOne LP, 6.375%, 11/15/2022		195,000	201,338
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	661,850
EarthLink Holdings Corp., 7.375%, 6/1/2020		475,000	484,500
Equinix, Inc., 7.0%, 7/15/2021		420,000	461,475
First Data Corp.:
144A, 6.75%, 11/1/2020		1,350,000	1,420,875
144A, 7.375%, 6/15/2019		470,000	501,725
144A, 8.875%, 8/15/2020		885,000	973,500
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		530,000	551,200
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		145,000	149,894
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		475,000	516,562
7.625%, 6/15/2021		415,000	471,025
IAC/InterActiveCorp., 4.75%, 12/15/2022		390,000	367,575
NCR Corp.:
144A, 5.875%, 12/15/2021		105,000	108,938
144A, 6.375%, 12/15/2023		265,000	275,600

			14,175,103
Materials 15.3%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,205,000
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		2,750,000	3,004,375
Berry Plastics Corp., 9.75%, 1/15/2021		835,000	960,250
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		595,935	636,161
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		780,000	822,900
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	2,750,000	4,219,272
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		4,450,000	4,372,125
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015 (b)		2,315,000	2,268,700
144A, 9.875%, 6/15/2015		370,000	259,000
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		415,000	452,350
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		520,000	538,200
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		1,235,000	1,306,012
144A, 6.875%, 4/1/2022 (b)		260,000	280,800
144A, 7.0%, 11/1/2015 (b)		662,000	688,679
144A, 8.25%, 11/1/2019		520,000	572,650
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		1,115,000	1,248,800
144A, 8.75%, 6/1/2020		635,000	722,312
Greif Nevada Holdings, Inc., SCS, 144A, 7.375%, 7/15/2021	EUR	5,000,000	7,940,468
Greif, Inc., 7.75%, 8/1/2019		190,000	214,700
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		185,000	191,938
8.875%, 2/1/2018		1,175,000	1,222,000
Huntsman International LLC, 144A, 5.125%, 4/15/2021	EUR	790,000	1,081,455
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		580,000	497,350
Kaiser Aluminum Corp., 8.25%, 6/1/2020		500,000	562,500
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,192,500
Novelis, Inc., 8.75%, 12/15/2020		855,000	949,050
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	3,235,000	5,061,130
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		990,000	1,056,825
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	527,875
Polymer Group, Inc., 7.75%, 2/1/2019		545,000	577,700
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		510,000	535,500
144A, 8.25%, 1/15/2021		310,000	317,750
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		290,000	323,350
144A, 8.375%, 9/15/2021		290,000	331,325
SPCM SA, 144A, 6.0%, 1/15/2022		815,000	861,862
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,595,000	1,475,375

			49,478,239
Telecommunication Services 17.0%
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	334,950
144A, 7.875%, 12/15/2019		445,000	482,825
Altice Finco SA:
144A, 8.125%, 1/15/2024		200,000	209,000
144A, 9.875%, 12/15/2020		445,000	498,400
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		185,000	186,850
Series W, 6.75%, 12/1/2023		835,000	845,438
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		2,460,000	2,653,725
8.75%, 3/15/2018 (b)		1,285,000	1,346,037
CPI International, Inc., 8.0%, 2/15/2018		475,000	498,750
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		2,908,000	3,024,320
144A, 10.5%, 4/15/2018		890,000	946,070
Digicel Ltd., 144A, 8.25%, 9/1/2017		4,340,000	4,500,580
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	907,381	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		955,000	943,062
7.625%, 4/15/2024		195,000	193,538
8.25%, 4/15/2017		622,000	719,188
8.5%, 4/15/2020 (b)		940,000	1,052,800
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		835,000	797,425
7.25%, 10/15/2020		2,255,000	2,446,675
7.5%, 4/1/2021		2,370,000	2,609,962
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		1,195,000	1,281,637
144A, 8.125%, 6/1/2023		185,000	200,263
Level 3 Communications, Inc., 8.875%, 6/1/2019		105,000	114,975
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		320,000	327,200
7.0%, 6/1/2020		1,425,000	1,514,062
8.125%, 7/1/2019		1,225,000	1,344,437
8.625%, 7/15/2020		610,000	681,675
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		815,000	861,863
144A, 6.625%, 4/1/2023 (b)		470,000	487,625
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,390,000	1,317,025
NII Capital Corp., 7.625%, 4/1/2021		1,910,000	806,975
Pacnet Ltd., 144A, 9.0%, 12/12/2018		330,000	338,250
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	135,544
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	1,300,000	1,751,118
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020 (b)		1,995,000	2,244,375
SBA Communications Corp., 5.625%, 10/1/2019		385,000	397,031
Sprint Communications, Inc.:
8.375%, 8/15/2017 (b)		620,000	716,100
9.125%, 3/1/2017		595,000	699,125
Sprint Corp., 144A, 7.125%, 6/15/2024		535,000	537,675
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		210,000	214,725
6.5%, 1/15/2024		210,000	214,463
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,460,507
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,733,369
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	435,000	631,235
144A, 6.75%, 8/15/2024	EUR	435,000	630,791
tw telecom holdings, Inc.:
5.375%, 10/1/2022		100,000	99,000
6.375%, 9/1/2023		490,000	512,050
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	355,100
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,965,000	2,122,200
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		625,000	668,750
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		380,000	414,200
144A, 7.25%, 2/15/2018		1,125,000	1,178,437
Windstream Corp.:
6.375%, 8/1/2023		490,000	455,700
7.5%, 4/1/2023		765,000	765,000
7.75%, 10/15/2020		130,000	137,800
7.75%, 10/1/2021		1,365,000	1,433,250

			55,073,127
Utilities 2.0%
AES Corp.:
8.0%, 10/15/2017		595,000	693,175
8.0%, 6/1/2020		855,000	989,662
Calpine Corp., 144A, 7.5%, 2/15/2021		708,000	773,490
Enel SpA, 144A, 8.75%, 9/24/2073		1,800,000	1,953,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,000,000	260,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020 (b)		1,300,000	1,374,750
NRG Energy, Inc., 7.625%, 1/15/2018		360,000	405,000

			6,449,077

Total Corporate Bonds (Cost $297,698,843)			307,756,280
Government & Agency Obligations 0.6%
Other Government Related (c) 0.4%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	394,000
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	922,200

			1,316,200
U.S. Treasury Obligation 0.2%
U.S. Treasury Note, 0.75%, 6/15/2014		550,000	551,311

Total Government & Agency Obligations (Cost $1,805,828)			1,867,511
Loan Participations and Assignments 0.0%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		69,545	72,095

Total Loan Participations and Assignments (Cost $776,825)			72,095
Convertible Bond 0.8%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $1,267,564)		1,281,636	2,482,785
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $771,464)		1,279,000	1,112,730

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		21	62,541
Trump Entertainment Resorts, Inc.*		72	0
Vertis Holdings, Inc.*		839	0

			62,541
Industrials 0.0%
Congoleum Corp.*		23,760	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		18,710	13,915
GEO Specialty Chemicals, Inc. 144A*		1,703	1,266

			15,181

Total Common Stocks (Cost $299,930)			77,722
Preferred Stock 0.5%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,594,344)		1,735	1,687,884
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		1,593	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		118,267	87,068
Hercules Trust II, Expiration Date 3/31/2029*		1,219	11,487

			98,555

Total Warrants (Cost $239,283)			98,555
Securities Lending Collateral 12.6%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $40,806,515)		40,806,515	40,806,515
Cash Equivalents 0.3%
Central Cash Management Fund, 0.04% (e) (Cost $863,220)		863,220	863,220

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $346,123,816) †		110.2	356,825,297
Other Assets and Liabilities, Net		(10.2)	(32,978,675)

Net Assets		100.0	323,846,622

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	708,969	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	907,381	EUR	1,235,302	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	513,190	EUR	146,073	0
					2,090,344	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

†
The cost for federal income tax purposes was $346,123,816.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $10,701,481.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,281,239 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,579,758.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $39,093,048, which is 12.1% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	75,637	62,541	0.02

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At January 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	325,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	26,525	(30,875)	57,400
6/21/2010 9/20/2015	600,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	48,969	(51,850)	100,819
6/21/2010 9/20/2015	200,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	16,323	(13,791)	30,114
6/21/2010 9/20/2015	1,020,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	83,248	(18,183)	101,431
6/20/2011 9/20/2016	890,0005	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	29,837	17,476	12,361
9/20/2011 12/20/2016	1,500,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	196,620	38,779	157,841
12/20/2011 3/20/2017	720,0002	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	86,896	19,008	67,888
9/20/2012 12/20/2017	960,0006	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	141,050	55,424	85,626
6/20/2013 9/20/2018	1,235,0003	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	171,356	91,114	80,242
6/20/2013 9/20/2018	530,0002	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	73,549	43,877	29,672
6/20/2013 9/20/2018	1,350,0004	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	140,062	74,319	65,743
Total unrealized appreciation					789,137

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Credit Suisse
3	The Goldman Sachs & Co.
4	Bank of America
5	Barclays Bank PLC
6	UBS AG

As of January 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	42,950,000	USD	58,711,413	2/21/2014	784,468	Citigroup, Inc.
EUR	900,000	USD	1,230,444	2/21/2014	16,608	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					801,076

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(i)
Corporate Bonds	$—	$307,756,280	$0	$307,756,280
Government & Agency Obligations	—	1,867,511	—	1,867,511
Loan Participations and Assignments	—	72,095	0	72,095
Convertible Bonds	—	—	2,482,785	2,482,785
Preferred Security	—	1,112,730	—	1,112,730
Common Stocks(i)	—	—	77,722	77,722
Preferred Stock	—	1,687,884	—	1,687,884
Warrants(i)	—	—	98,555	98,555
Short-Term Investments(i)	41,669,735	—	—	41,669,735
Derivatives(j)
Credit Default Swap Contracts	—	789,137	—	789,137
Forward Foreign Currency Exchange Contracts		801,076		801,076
Total	$41,669,735	$314,086,713	$2,659,062	$358,415,510

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$789,137	$—
Foreign Exchange Contracts	$—	$801,076

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014